General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Selling, general and administrative expense [abstract]
Schedule of General and Administrative Expenses

	Six Months Ended June 30,
	2026	2025
	$	$
Wages & employee benefits	1,779,072	2,012,451
Consultancy fees	495,473	1,033,921
Professional fees	268,319	375,608
Legal fees	417,821	612,602
Directors’ fees	360,630	341,283
Depreciation of property and equipment	550,058	476,142
Depreciation of right-of-use assets	162,079	154,599
Impairment of intangible assets	696,180	-
Withholdings tax expense	175,109	-
Laboratory costs	374,672	255,015
Provision for bad debt	-	400,000
Amortization of intangible assets	53,050	67,919
Impairment of VAT receivables	999,978	470,263
Rent & rates	127,653	216,014
Share-based expense - RSU & share options	3,143,769	-
Travel	130,909	109,826
Audit & accountancy fees	321,646	417,772
Taxes & licenses	15,505	25,143
Insurance	313,048	590,283
Other administrative expenses	462,093	450,589
Total general and administrative expenses	10,847,064	8,009,430